ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date for HyperCube. The finite lived intangible assets are comprised of trade names, technology, non-competition agreements and customer relationships.

(Amounts in thousands)	March 23, 2012
Working Capital	$1,212
Property and equipment	10,114
Other assets, net	391
Customer relationships	13,800
Technology	4,300
Trade names	560
Non-compete agreements	450
Goodwill	49,723

Total assets acquired	80,550

Non-current deferred taxes	2,594
Long-term liabilities	50

Total liabilities assumed	2,644

Net assets acquired	$77,906

Summary of Unaudited Pro Forma Results of Operations

Assuming the acquisition of HyperCube occurred as of the beginning of the period presented, our unaudited pro forma results of operations for the years ended December 31, 2012 and 2011, respectively, would have been as follows, in thousands:

	2012	2011
Revenue	$2,654,400	$2,575,715
Net Income	$124,871	$126,352
Earnings per common L share—basic		$17.18
Earnings per common L share—diluted		$16.48
Income (loss) per common share—basic	$2.03	$(4.11)
Income (loss) per common share—diluted	$1.97	$(4.11)